Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk

The following financial assets and liabilities are subject to foreign currency risk, the currency of the original amounts are displayed in brackets, all the amounts in the table below are displayed in A$ at year-end spot rates:

	Consolidated Entity
	2025	2024
	A$	A$
Cash and cash equivalents (USD)	1,544,448	225,722
Trade and other payables (USD)	(495,145)	(507,820)
Trade and other payables (£GBP)	796	(3,834)
Trade and other payables (JPY)	-	(2,992)
Total exposure	1,050,099	(288,924)

Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities

The Group’s exposure to interest rates and the effective weighted average interest rate for classes of financial assets and liabilities is set out below:

	Floating	Fixed Interest Maturing in (A$)		Non-Interest		Average
June 30, 2025	Interest Rate (A$)	1 year or less	1-5 years	bearing (A$)	Total (A$)	Interest Rate
Financial Assets
Cash and cash equivalents	30,698,409	(2,835)	-	2,463,168	33,158,642	3.130%
Trade and other receivables	-	-	-	3,937,607	3,937,607
Other current assets	-	7,531,050	-	10,765	7,541,815	4.40%

Total Financial Assets	30,698,409	7,528,215	-	6,411,540	44,638,064

Financial Liabilities
Trade and other payables	-	-	-	(2,575,490)	(2,575,490)
Lease liabilities	-	(66,912)	(88,545)	-	(155,457)

Total Financial Liabilities	-	(66,912)	(88,545)	(2,575,490)	(2,730,947)

	Floating	Fixed Interest Maturing in (A$)		Non-Interest		Average
June 30, 2024	Interest Rate (A$)	1 year or less	1-5 years	bearing (A$)	Total (A$)	Interest Rate
Financial Assets
Cash and cash equivalents	11,529,456	(4,293)	-	1,113,722	12,638,885	2.463%
Trade and other receivables	-	-	-	4,041,675	4,041,675
Other current assets	-	30,091	-	10,577	40,668	3.515%

Total Financial Assets	11,529,456	25,798	-	5,165,974	16,721,228

Financial Liabilities
Trade and other payables	-	-	-	(4,619,947)	(4,619,947)
Lease liabilities	-	(107,131)	(51,914)	-	(159,045)
Other current liabilities	-	-	-	(100,000)	(100,000)

Total Financial Liabilities	-	(107,131)	(51,914)	(4,719,947)	(4,878,992)

Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows

Management monitors rolling forecasts of the Group’s liquidity reserve on the basis of expected cash flows. See Note 1 (Going Concern Basis) of our accompanying financial statements.

	Maturities of Financial Liabilities
2025	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	(2,575,490)	-	-	(2,575,490)	(2,575,490)
Lease liabilities	(33,456)	(33,456)	(88,545)	(155,457)	(155,457)
Total	(2,608,946)	(33,456)	(88,545)	(2,730,947)	(2,730,947)

2024	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	(4,619,947)	-	-	(4,619,947)	(4,619,947)
Lease liabilities	(53,566)	(53,565)	(51,914)	(159,045)	(159,045)
Total	(4,673,513)	(53,565)	(51,914)	(4,778,992)	(4,778,992)